Changes Recognized in Other Comprehensive Income, Postretirement Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2012	May 31, 2011
Postretirement Benefits, U.S. Plans
Changes in plan assets and benefit obligations recognized in other comprehensive income:
Prior service cost
Net loss (gain) arising during the year	754	1,259
Amounts recognized as a component of net periodic benefit cost:
Amortization or curtailment recognition of prior service credit (cost)	86	86
Amortization or settlement recognition of net gain (loss)	58	191
Total recognized in other comprehensive loss (income)	898	1,536
Postretirement Benefits, Non-U.S. Plans
Changes in plan assets and benefit obligations recognized in other comprehensive income:
Prior service cost
Net loss (gain) arising during the year	6,979	(33)
Effect of exchange rates on amounts included in AOCI	(409)	241
Amounts recognized as a component of net periodic benefit cost:
Amortization or settlement recognition of net gain (loss)	(72)	(89)
Total recognized in other comprehensive loss (income)	$ 6,498	$ 119